ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(8) ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2010	2011
Accrual payroll and welfare	17,813,746	20,056,636
Accrued loyalty point program expenses	14,931,156	13,261,223
Accrued commission to third-party distribution partners	7,570,864	7,911,693
Tax-related payables	4,014,802	4,014,812
Other accrued expenses	15,943,603	20,228,170
Other payables	8,292,033	10,385,062
Advances and deposits from customers	5,769,841	29,981,078
Business and other taxes	5,935,275	3,948,394
Payable to former shareholders	2,101,542	1,999,427
Accrued purchase consideration	11,000,000	—
Contingent purchase consideration	3,809,579	—

Total accrued expenses and other current liabilities	97,182,441	111,786,495

In April 2006, the Group received US$3,334,151 of released escrow funds on behalf of former selling shareholders in relation to the sale of the Company’s shares held by Billable Development Ltd., Guiying Wang and Yijie Wang to Expedia Asia Pacific in 2004. After the deduction of certain fees and expenses, the Group paid US$71,206 to Yijie Wang in 2009, US$2,687,754 to Billable Development Ltd. in 2010 and US$74,336 to Guiying Wang in 2010. As of December 31, 2010 and 2011, the amounts payable to these former shareholders were RMB2,101,542 and RMB1,999,427 (originally US$318,415), respectively. The fluctuation is due to the changes in the RMB to U.S. dollar exchange rate.

The increase in advances and deposits from customers as at December 31, 2011 is due primarily to prepayment by customers for the purchase of our groupbuy hotel products.